RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of related party [Abstract]
Disclosure of transactions between related parties
The following transactions were carried out with related parties:

	Year ended December 31,
	2020	2019	2018

(i) Transactions
(a) Sales of goods and services
Sales of goods to non-consolidated parties	432,511	515,123	774,526
Sales of goods to other related parties	15,972	77,375	141,230
Sales of services and others to non-consolidated parties	173	171	176
Sales of services and others to other related parties	1,009	1,060	1,286

	449,665	593,729	917,218
(b) Purchases of goods and services
Purchases of goods from non-consolidated parties	347,638	408,309	483,182
Purchases of goods from other related parties	83,738	71,324	50,928
Purchases of services and others from non-consolidated parties	9,421	14,563	10,266
Purchases of services and others from other related parties	75,483	155,289	90,536
Purchases of goods and services in connection with lease contracts from other related parties	201	8,859	—

	516,481	658,343	634,912
(c) Financial results
Income with non-consolidated parties	7,182	9,478	9,330
Expenses in connection with lease contracts from other related parties	(1,484)	(945)	—

	5,698	8,533	9,330
(d) Dividends received
Dividends from non-consolidated parties	6,299	3,111	8,837

	6,299	3,111	8,837
(e) Other income and expenses
Income (expenses), net with non-consolidated parties	765	929	1,012
Income (expenses), net with other related parties	1,042	986	492

	1,807	1,915	1,504
25.    RELATED PARTY TRANSACTIONS (continued)

	As of December 31,
	2020	2019

(ii) Year-end balances
(a) Arising from sales/purchases of goods/services and other transactions
Receivables from non-consolidated parties	227,074	167,312
Receivables from other related parties	3,674	5,027
Advances from non-consolidated parties	6,647	8,017
Advances to suppliers with other related parties	7,732	15,936
Payables to non-consolidated parties	(30,407)	(44,784)
Payables to other related parties	(29,095)	(41,849)
Lease liabilities with other related parties	(3,550)	(7,310)

	182,075	102,349